BORROWINGS	12 Months Ended
Dec. 31, 2016
BORROWINGS [Abstract]
BORROWINGS
9. BORROWINGS

The Company’s bank borrowings consist of the following:

	At December 31,
	2015	2016
Short-term	$667,682,811	$595,433,960
Long-term, current portion	1,104,735	-
Subtotal	668,787,546	595,433,960
Long-term	38,776,693	28,835,700
	$707,564,239	$624,269,660

As of December 31, 2015 and 2016, the maximum bank credit facilities granted to the Company were $759,673,982 and $656,736,068, respectively, of which $663,519,098 and $590,429,784 were drawn down, and $96,154,884 and $66,306,284 were available as of December 31, 2015 and 2016, respectively. The available lines of credit as of December 31, 2016 are subject to annual review and renewal by the financial intuitions.

As of December 31, 2015, short-term borrowings of $307,558,955 and long-term borrowings of $9,294,218 were secured by property, plant and equipment with carrying amounts of $511,097,611, investment of $188,471,367, and prepaid land use right of $34,555,805. As of December 31, 2016, short-term borrowings of $390,898,024 and long-term borrowings of $28,835,700 were secured by property, plant and equipment with carrying amounts of $470,327,154 and prepaid land use right of $26,539,709.

In addition, $318,008,380 and $292,380,900 of borrowings were guaranteed by personal assets of Mr. Xianshou Li, the Company's chief executive officer, and his family as of December 31, 2015 and 2016, respectively.

a) Short-term

Interest rates for all short-term borrowings are variable for certain short-term borrowings, and are updated monthly. The weighted average interest rate of short term loans was 5.75%, 5.65% and 4.85% in the years ended December 31, 2014, 2015 and 2016, respectively. The borrowings are repayable within one year. There are financial covenants associated with Renesola Zhejiang, Renesola Jiangsu, Zhejiang Integration, and Sichuan Ruiyu s short-term borrowings of $323,339,957, $20,164,200, $2,880,600 and $7,201,500 respectively, related to certain operational metrics and financial ratios. As of December 31, 2016, the aforementioned four subsidiaries were in compliance with all debt covenants.

b) Long-term

Interest rates are variable for certain portions of the long-term borrowings, and are updated every three months, once a year or according to a predetermined schedule. The weighted average interest rate of long-term borrowings was 6.91%, 6.58% and 6.8% in the year ended December 31, 2014, 2015 and 2016, respectively.

Future principal repayment on the long-term bank loans are as follows:

2020 and after	$28,835,700

c) Interest expense

Interest expense incurred for the years ended December 31, 2014, 2015 and 2016 was $49,261,829, $43,417,785 and $33,939,704, respectively, of which $246,027, $nil and $nil has been capitalized in the carrying value of property, plant and equipment.